Related party transactions - Transactions and balances with related parties (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Related Party, Balance Sheets [Abstract]
– trading assets		£ 100,696	£ 79,878	[1]	£ 83,706
Derivatives		174,116	225,238	[1]	141,221
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		19,068	15,881	[1]	18,649
Loans and advances to banks		14,371	17,109	[1]	10,784
Loans and advances to customers		75,491	72,614	[1]	91,177
Financial investments		46,368	32,604	[1]	41,300
Reverse repurchase agreements		73,494	53,949	[1]	54,448
Prepayments, accrued income and other assets		63,635	61,444	[1]	43,146
Total assets		702,970	716,646	[1]	596,027
Trading liabilities		42,276	41,265	[1]	46,433
Financial liabilities designated at fair value		32,545	27,282	[1]	33,608
Deposits by banks		22,943	20,836	[1]	32,188
Customer accounts		222,941	215,948	[1]	205,241
Derivatives		171,474	218,867	[1]	139,368
Subordinated liabilities		14,920	14,528	[1]	12,488
Repurchase agreements – non-trading		53,416	32,901	[1]	27,259
Total liabilities		678,465	693,413	[1]	572,882
Related Party, Income Statements [Abstract]
Interest income	[2],[3]	17,782	6,535	[4]	3,149	[4]
Interest expense	[5]	15,631	4,631	[4]	1,395	[4]
Fee income		2,594	2,593	[4]	2,706	[4]
Fee expense		1,365	1,298	[4]	1,293	[4]
Other operating income	[6]	190	135	[4]	527	[4]
General and administrative expenses		3,375	3,425	[4]	£ 3,265	[4]
Subsidiaries | HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		75	62
– trading assets		10	17
Derivatives, highest balance during the year		7,495	7,196
Derivatives		4,767	5,714
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		5	6
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		5	5
Loans and advances to banks, highest balance during the year		0	0
Loans and advances to banks		0	0
Loans and advances to customers, highest balance during the year		211	183
Loans and advances to customers		0	0
Financial investments, highest balance during the year		194	154
Financial investments		194	136
Reverse repurchase agreements – non-trading, highest balance during the year		0	0
Reverse repurchase agreements		0	0
Prepayments, accrued income and other assets, highest balance during the year		62	1,263
Prepayments, accrued income and other assets		4	21
Total assets, highest balance during the year		8,042	8,864
Total assets		4,980	5,893
Trading liabilities, highest balance during the year		83	45
Trading liabilities		79	21
Financial liabilities designated at fair value, highest balance during the year		594	1,162
Financial liabilities designated at fair value		571	593
Deposits by banks, highest balance during the year		0	0
Deposits by banks		0	0
Customer accounts, highest balance during the year		6,601	6,202
Customer accounts		5,508	4,315
Derivatives, highest balance during the year		2,824	4,345
Derivatives		2,062	2,680
Subordinated liabilities, highest balance during the year		14,444	12,115
Subordinated liabilities		13,902	12,115
Repurchase agreements – non-trading, highest balance during the year		0	0
Repurchase agreements – non-trading		0	0
Provisions, accruals, deferred income and other liabilities, highest balance during the year		4,966	3,357
Provisions, accruals, deferred income and other liabilities		3,090	3,161
Total liabilities, highest balance during the year		29,512	27,226
Total liabilities		25,212	22,885
Guarantees and commitments, highest balance during the year		0	0
Guarantees and commitments		0	0
Subsidiaries | Subsidiaries of HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		2,883	7,074
– trading assets		78	848
Derivatives, highest balance during the year		27,928	39,341
Derivatives		23,035	27,473
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		26	28
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		26	25
Loans and advances to banks, highest balance during the year		5,633	6,237
Loans and advances to banks		4,434	5,585
Loans and advances to customers, highest balance during the year		571	496
Loans and advances to customers		408	424
Financial investments, highest balance during the year		0	0
Financial investments		0	0
Reverse repurchase agreements – non-trading, highest balance during the year		14,561	6,150
Reverse repurchase agreements		13,538	4,341
Prepayments, accrued income and other assets, highest balance during the year		12,146	11,591
Prepayments, accrued income and other assets		6,961	8,389
Total assets, highest balance during the year		63,748	70,917
Total assets		48,480	47,085
Trading liabilities, highest balance during the year		1,239	522
Trading liabilities		1,196	91
Financial liabilities designated at fair value, highest balance during the year		242	0
Financial liabilities designated at fair value		8	0
Deposits by banks, highest balance during the year		6,230	6,034
Deposits by banks		2,073	3,310
Customer accounts, highest balance during the year		1,999	3,149
Customer accounts		1,999	1,551
Derivatives, highest balance during the year		32,126	43,384
Derivatives		23,373	30,997
Subordinated liabilities, highest balance during the year		0	0
Subordinated liabilities		0	0
Repurchase agreements – non-trading, highest balance during the year		9,983	5,811
Repurchase agreements – non-trading		8,187	5,738
Provisions, accruals, deferred income and other liabilities, highest balance during the year		8,915	10,816
Provisions, accruals, deferred income and other liabilities		8,913	4,864
Total liabilities, highest balance during the year		60,734	69,716
Total liabilities		45,749	46,551
Guarantees and commitments, highest balance during the year		6,218	4,762
Guarantees and commitments		£ 4,335	£ 3,383

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	Interest income includes £16,484m (2022: £5,512m; 2021: £1,986m) of interest recognised on financial assets measured at amortised cost; £42m (2022: £422m; 2021: £659m) of negative interest recognised on financial liabilities and £1,256m (2022: £601m; 2021: £504m) of interest recognised on financial assets measured at fair value through other comprehensive income. Include within this is £117m (2022: £59m; 2021: £61m) interest recognised on impaired financial assets.
[3]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[5]	Interest expense includes £14,226m (2022: £3,740m; 2021: £616m) of interest on financial liabilities, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[6]	In 2022, a £0.2bn impairment loss on the planned sale of our business in Russia was recognised upon classification as held for sale in accordance with IFRS 5. As at 31 December 2023, the outcome of the planned sale become less certain. This resulted in the reversal of £0.2bn of the previously recognised loss, as the business was no longer classified as held for sale. However, owing to restrictions impacting the recoverability of assets in Russia, we recognised a charge of £0.2bn in other operating income.